Other non-current receivables - Disclosure of other non-current receivables (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Opening balance at 1 April	€ 15,170	€ 12,703	€ 13,360
Additions of non-current assets	265	4,106	1,541
Divestiture of non-current assets	(2,169)	(2,867)	(147)
Market value valuation	0	0	66
Share of joint venture losses on loan receivable	(907)	(1,390)	0
Increase in loan to joint venture	0	2,850	0
Reclassification to/from Investments in associates and joint ventures	0	0	(2,444)
Other	(121)	121	0
Foreign exchange effects	278	(353)	327
Closing balance at 31 March	€ 12,516	€ 15,170	€ 12,703